NATIONWIDE MUTUAL FUNDS
Nationwide Amundi Global High Yield Fund	Nationwide International Small Cap Fund
Nationwide Amundi Strategic Income Fund	Nationwide Large Cap Equity Fund
Nationwide Bailard Cognitive Value Fund	(formerly, Nationwide HighMark Large Cap Core Equity Fund)
Nationwide Bailard Emerging Markets Equity Fund	Nationwide Loomis All Cap Growth Fund
Nationwide Bailard International Equities Fund	Nationwide Loomis Core Bond Fund
Nationwide Bailard Technology & Science Fund	(formerly, Nationwide HighMark Bond Fund)
Nationwide Bond Fund	Nationwide Loomis Short Term Bond Fund
Nationwide Bond Index Fund	(formerly, Nationwide HighMark Short Term Bond Fund)
Nationwide California Intermediate Tax Free Bond Fund	Nationwide Mid Cap Market Index Fund
(formerly, Nationwide HighMark California Intermediate Tax	Nationwide National Intermediate Tax Free Bond Fund
Free Bond Fund)	(formerly, Nationwide HighMark National Intermediate
Nationwide Core Plus Bond Fund	Tax Free Bond Fund)
Nationwide Emerging Markets Debt Fund	Nationwide S&P 500 Index Fund
Nationwide Fund	Nationwide Small Cap Index Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide Small Company Growth Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide U.S. Small Cap Value Fund
Nationwide Global Sustainable Equity Fund	Nationwide WCM Focused Small Cap Fund (formerly,
(formerly, Nationwide Global Equity Fund)	Nationwide HighMark Small Cap Core Fund)
Nationwide Government Money Market Fund	Nationwide Ziegler Equity Income Fund
Nationwide Growth Fund	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Nationwide Inflation-Protected Securities Fund	Nationwide Ziegler Wisconsin Tax Exempt Fund
Nationwide International Index Fund

Supplement dated March 14, 2018
to the Statement of Additional Information ("SAI") dated February 28, 2018

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Nationwide Large Cap Equity Fund

1.
At a special meeting of the shareholders of the Nationwide Large Cap Equity Fund ("Fund") held on March 12, 2018, the shareholders voted to eliminate the Fund's fundamental investment restriction regarding diversification of investments, so that the Fund may operate as a "non-diversified" investment company. Effective immediately, the SAI is amended as follows:

a.	The second paragraph under the "General Information and History" section on page 1 of the SAI is deleted in its entirety and replaced with the following:
Except for the Nationwide Emerging Markets Debt Fund, Nationwide Large Cap Equity Fund and Nationwide Ziegler Wisconsin Tax Exempt Fund, each of the Funds featured herein is a diversified fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Each of the Nationwide Emerging Markets Debt Fund, Nationwide Large Cap Equity Fund  and the Nationwide Ziegler Wisconsin Tax Exempt Fund is a non-diversified fund, as defined in the 1940 Act.

b.	The first bullet under the "Each of the Funds" heading in the "Investment Restrictions" section on page 62 of the SAI is deleted in its entirety and replaced with the following:
•
May not (except the Nationwide Emerging Markets Debt Fund, Nationwide Large Cap Equity Fund and Nationwide Ziegler Wisconsin Tax Exempt Fund) purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Nationwide Government Money Market Fund will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE